Equity, Option to Purchase Additional Shares (Q2) (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 07, 2023	Jun. 30, 2023
Level 3 [Member]
Estimated Fair Value Assumptions [Abstract]
Expected annual dividend yield		0.00%
Expected volatility		65.00%
Risk-free rate of return		5.40%
Expected option term (years)		3 months
Class C Units [Member] | GEF AON Holdings Corp. [Member]
Option to Purchase Additional Shares [Abstract]
Additional number of shares issuable (in shares)	378
Purchase price per share (in dollars per share)	$ 26,423
Fair value of Option Feature	$ 1.4